CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Non-controlling Interest [Member]	Total
Balance at Jun. 30, 2016	$ 60	$ 215,403	$ 36,533	$ 430,627	$ (8,467)	$ 674,156	$ 8,529	$ 682,685
Balance (in shares) at Jun. 30, 2016	59,598,099
Share-based compensation	$ 0	464	0	0	0	464	0	464
Issuance of ordinary shares upon exercise of options	$ 0	6,322	0	0	0	6,322	0	6,322
Issuance of ordinary shares upon exercise of options (in shares)	744,000
Net income for the year	$ 0	0	0	68,944	0	68,944	25	68,969
Appropriations to statutory reserves	0	0	4,993	(4,993)	0	0	0	0
Dividend paid	0	0	0	(11,975)	0	(11,975)	0	(11,975)
Deconsolidation of a subsidiary	0	0	(396)	396	0	0	(8,497)	(8,497)
Translation adjustments	0	0	0	0	(14,392)	(14,392)	(36)	(14,428)
Balance at Jun. 30, 2017	$ 60	222,189	41,130	482,999	(22,859)	723,519	21	723,540
Balance (in shares) at Jun. 30, 2017	60,342,099
Share-based compensation	$ 0	1,207	0	0	0	1,207	0	1,207
Net income for the year	0	0	0	107,161	0	107,161	276	107,437
Appropriations to statutory reserves	0	0	4,840	(4,840)	0	0	0	0
Dividend paid	0	0	0	(7,241)	0	(7,241)	0	(7,241)
Translation adjustments	0	0	0	0	17,406	17,406	4	17,410
Balance at Jun. 30, 2018	$ 60	223,396	45,970	578,079	(5,453)	842,052	301	842,353
Balance (in shares) at Jun. 30, 2018	60,342,099
Cumulative effect of change in accounting principle (Note 2)	$ 0	0	0	18,765	0	18,765	0	18,765
Share-based compensation	0	238	0	0	0	238	0	238
Net income for the year	0	0	0	125,261	0	125,261	278	125,539
Appropriations to statutory reserves	0	0	2,728	(2,728)	0	0	0	0
Dividend paid	0	0	0	(10,862)	0	(10,862)	0	(10,862)
Deconsolidation of a subsidiary	0	0	0	0	1,273	1,273	0	1,273
Capital contribution from non-controlling interest shareholder	0	0	0	0	0	0	1,456	1,456
Translation adjustments	0	0	0	0	(31,341)	(31,341)	(261)	(31,602)
Balance at Jun. 30, 2019	$ 60	$ 223,634	$ 48,698	$ 708,515	$ (35,521)	$ 945,386	$ 1,774	$ 947,160
Balance (in shares) at Jun. 30, 2019	60,342,099